Deferred Liabilities, Commitments and Contingencies (Details)													3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 20, 2023 USD ($) $ / shares	Mar. 20, 2023 USD ($) $ / shares	Mar. 20, 2023 USD ($) $ / shares shares	Mar. 20, 2023 USD ($) $ / shares	Mar. 20, 2023 USD ($) t $ / shares	Mar. 20, 2023 USD ($) oz $ / shares	Mar. 20, 2023 USD ($) T $ / shares	Mar. 10, 2023 USD ($) item $ / shares shares	Feb. 28, 2023 USD ($) facility item	Sep. 16, 2021 USD ($)	Sep. 03, 2021 USD ($) shares	Aug. 02, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) item $ / shares shares
Syndicated facility agreement | Facility A
Deferred Liabilities, Commitments and Contingencies
Amount of facility									$ 205,000,000
CIK0001853021 Metals Acquisition Corp
Deferred Liabilities, Commitments and Contingencies
Maximum number of demands for registration of securities | item													3		3
Underwriter cash discount										$ 5,302,956
Deferred underwriting discount percentage										2.00%					2.00%
Amount of facility									$ 205,000,000
Number of shares issued | shares								1,500,000
Purchase price, per unit | $ / shares								$ 10.00					$ 10.00		$ 10.00
Upfront cash deposit	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000
Increase in upfront cash deposit				15,000,000
Percent of payable silver		100.00%
Percent of produced silver at the CSA Mine		90.00%
Percent of refined silver price for each ounce		4.00%
Percentage of issued share capital in ROFR		5.00%
Aggregate purchase price								$ 15,000,000						$ 25,000
Deferred underwriting discount														9,280,173
Threshold Quantity of Refined Copper delivered to the Purchaser					33,000		33,000
Period of achievement	10 days
Ounce to be quoted on silver price | t					25.50
ROFR term	7 years
Payments to related parties														150,000
CIK0001853021 Metals Acquisition Corp | New MAC Ordinary Shares | New MAC Financing Warrants
Deferred Liabilities, Commitments and Contingencies
Minimum number of times the exercise price for twenty consecutive trading days based on which acceleration of exercise date of warrants is determined | item								2
CIK0001853021 Metals Acquisition Corp | Subsequent Event
Deferred Liabilities, Commitments and Contingencies
Upfront cash deposit	$ 75,000,000	$ 75,000,000	$ 75,000,000	75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000
Increase in upfront cash deposit				15,000,000
Percent of payable silver		100.00%
Percent of produced silver at the CSA Mine		90.00%
Percent of refined silver price for each ounce		4.00%
Percentage of issued share capital in ROFR		5.00%
Ounce to be quoted on silver price | oz						25.50
ROFR term	7 years
CIK0001853021 Metals Acquisition Corp | Revolving Credit Facility [Member]
Deferred Liabilities, Commitments and Contingencies
Maturity term (in years)									3 years
CIK0001853021 Metals Acquisition Corp | Minimum | Facility C
Deferred Liabilities, Commitments and Contingencies
Issuance fee (in percent)									2.00%
CIK0001853021 Metals Acquisition Corp | Minimum | Facility C | Subsequent Event
Deferred Liabilities, Commitments and Contingencies
Issuance fee (in percent)									2.00%
CIK0001853021 Metals Acquisition Corp | Maximum [Member]
Deferred Liabilities, Commitments and Contingencies
Amount of facility													$ 75,000,000
CIK0001853021 Metals Acquisition Corp | Maximum [Member] | Subsequent Event
Deferred Liabilities, Commitments and Contingencies
Amount of facility								$ 75,000,000
CIK0001853021 Metals Acquisition Corp | Maximum [Member] | Facility C
Deferred Liabilities, Commitments and Contingencies
Issuance fee (in percent)									3.00%
CIK0001853021 Metals Acquisition Corp | Glencore Deed of Consent
Deferred Liabilities, Commitments and Contingencies
Deferred fees													4,530,101		$ 2,995,087
CIK0001853021 Metals Acquisition Corp | Glencore Deed of Consent | Glencore
Deferred Liabilities, Commitments and Contingencies
Deferred fees														0	2,995,087
CIK0001853021 Metals Acquisition Corp | Silver Stream Equity Subscription Agreement
Deferred Liabilities, Commitments and Contingencies
Aggregate ordinary shares | shares			1,500,000
Aggregate purchase price				$ 15,000,000
Purchase price (In per share) | $ / shares	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
CIK0001853021 Metals Acquisition Corp | Silver Stream Equity Subscription Agreement | Subsequent Event
Deferred Liabilities, Commitments and Contingencies
Aggregate ordinary shares | shares			1,500,000
Purchase price (In per share) | $ / shares	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
CIK0001853021 Metals Acquisition Corp | Syndicated facility agreement
Deferred Liabilities, Commitments and Contingencies
Number of Credit Facilities | item									3
Additional interest rate on overdue payments (in percent)									2.00%
CIK0001853021 Metals Acquisition Corp | Syndicated facility agreement | Subsequent Event
Deferred Liabilities, Commitments and Contingencies
Number of Credit Facilities | facility									3
Additional interest rate on overdue payments (in percent)									2.00%
CIK0001853021 Metals Acquisition Corp | Syndicated facility agreement | Facility A
Deferred Liabilities, Commitments and Contingencies
Debt Service Cover Ratio									1.50
Percentage of excess cash to be applied for repayment									30.00%
Maturity term (in years)									5 years
Variable margin									3.00%
CIK0001853021 Metals Acquisition Corp | Syndicated facility agreement | Facility A | Subsequent Event
Deferred Liabilities, Commitments and Contingencies
Amount of facility									$ 205,000,000
Debt Service Cover Ratio									1.50
Percentage of excess cash to be applied for repayment									30.00%
Maturity term (in years)									5 years
Variable margin									3.00%
CIK0001853021 Metals Acquisition Corp | Syndicated facility agreement | Revolving Credit Facility [Member]
Deferred Liabilities, Commitments and Contingencies
Amount of facility									$ 25,000,000
Variable margin									0.03%
CIK0001853021 Metals Acquisition Corp | Syndicated facility agreement | Revolving Credit Facility [Member] | Subsequent Event
Deferred Liabilities, Commitments and Contingencies
Amount of facility									$ 25,000,000
Maturity term (in years)									3 years
Variable margin									3.00%
CIK0001853021 Metals Acquisition Corp | Syndicated facility agreement | Facility C
Deferred Liabilities, Commitments and Contingencies
Amount of facility									$ 40,000,000
CIK0001853021 Metals Acquisition Corp | Syndicated facility agreement | Facility C | Subsequent Event
Deferred Liabilities, Commitments and Contingencies
Amount of facility									$ 40,000,000
CIK0001853021 Metals Acquisition Corp | Syndicated facility agreement | Maximum [Member] | Facility C | Subsequent Event
Deferred Liabilities, Commitments and Contingencies
Issuance fee (in percent)									3.00%
CIK0001853021 Metals Acquisition Corp | Mezz Facility
Deferred Liabilities, Commitments and Contingencies
Maturity term (in years)								5 years
Variable margin								2.00%
Mezzanine loan facility								$ 135,000,000
CIK0001853021 Metals Acquisition Corp | Mezz Facility | Subsequent Event
Deferred Liabilities, Commitments and Contingencies
Maturity term (in years)								5 years
Variable margin								2.00%
Mezzanine loan facility								$ 135,000,000
CIK0001853021 Metals Acquisition Corp | Copper Purchase Agreement
Deferred Liabilities, Commitments and Contingencies
Amount of facility	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000
One-time payment				40,000,000
Percentage of cash settlement price		4.00%
Notoce period for drawing the deposit (in days), prior to the closing of the Business Combination	10 days
Percentage of Payable Copper to determine amount to be transferred		96.20%
Payments to related parties				20,000,000
CIK0001853021 Metals Acquisition Corp | Copper Purchase Agreement | Subsequent Event
Deferred Liabilities, Commitments and Contingencies
Amount of facility	$ 75,000,000	$ 75,000,000	$ 75,000,000	75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000
One-time payment				40,000,000
Percentage of cash settlement price		4.00%
Percentage of Payable Copper to determine amount to be transferred		96.20%
Payments to related parties				$ 20,000,000
CIK0001853021 Metals Acquisition Corp | Copper Purchase Agreement | Minimum | Subsequent Event
Deferred Liabilities, Commitments and Contingencies
Notoce period for drawing the deposit (in days), prior to the closing of the Business Combination	10 days
CIK0001853021 Metals Acquisition Corp | Copper Purchase Agreement | Maximum [Member] | Revolving Credit Facility [Member]
Deferred Liabilities, Commitments and Contingencies
Aggregate purchase price													25,000,000
CIK0001853021 Metals Acquisition Corp | Copper Purchase Agreement | Maximum [Member] | Revolving Credit Facility [Member] | Subsequent Event
Deferred Liabilities, Commitments and Contingencies
Aggregate purchase price								$ 25,000,000
CIK0001853021 Metals Acquisition Corp | Copper Stream Equity Subscription Agreement
Deferred Liabilities, Commitments and Contingencies
Purchase price (In per share) | $ / shares	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
CIK0001853021 Metals Acquisition Corp | Copper Stream Equity Subscription Agreement | New MAC Ordinary Shares
Deferred Liabilities, Commitments and Contingencies
Aggregate ordinary shares | shares			2,500,000
Aggregate purchase price				$ 25,000,000
CIK0001853021 Metals Acquisition Corp | Copper Stream Equity Subscription Agreement | Subsequent Event
Deferred Liabilities, Commitments and Contingencies
Aggregate ordinary shares | shares			2,500,000
Purchase price (In per share) | $ / shares	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Debt instrument, aggregate price	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000
CIK0001853021 Metals Acquisition Corp | Equity Subscription Agreement [Member] | New MAC Ordinary Shares
Deferred Liabilities, Commitments and Contingencies
Exercise price of warrants | $ / shares								$ 12.50
Aggregate purchase price								$ 15,000,000
CIK0001853021 Metals Acquisition Corp | Equity Subscription Agreement [Member] | New MAC Ordinary Shares | New MAC Financing Warrants
Deferred Liabilities, Commitments and Contingencies
Warrants issued upon conversion of notes | shares								3,187,500
Threshold consecutive trading days based on which Acceleration of exercise date of warrants is determined								20 days
Number of shares per warrant | shares								1
CIK0001853021 Metals Acquisition Corp | Equity Subscription Agreement [Member] | Subsequent Event
Deferred Liabilities, Commitments and Contingencies
Number of shares issued | shares								1,500,000
CIK0001853021 Metals Acquisition Corp | Equity Subscription Agreement [Member] | Subsequent Event | New MAC Ordinary Shares
Deferred Liabilities, Commitments and Contingencies
Purchase price, per unit | $ / shares								$ 10.00
CIK0001853021 Metals Acquisition Corp | Equity Subscription Agreement [Member] | Subsequent Event | New MAC Ordinary Shares | New MAC Financing Warrants
Deferred Liabilities, Commitments and Contingencies
Warrants issued upon conversion of notes | shares								3,187,500
Exercise price of warrants | $ / shares								$ 12.50
Minimum number of times the exercise price for twenty consecutive trading days based on which acceleration of exercise date of warrants is determined | item								2
Threshold consecutive trading days based on which Acceleration of exercise date of warrants is determined								20 days
Number of shares per warrant | shares								1
CIK0001853021 Metals Acquisition Corp | IPO
Deferred Liabilities, Commitments and Contingencies
Number of units sold | shares												25,000,000
Cash underwriting fees											$ 5,302,956			5,302,956
Underwriter cash discount															$ 5,302,956
Deferred underwriting discount percentage															3.50%
Proceeds from issuance initial public offering												$ 250,000,000
Purchase price, per unit | $ / shares												$ 10.00
Deferred underwriting discount											$ 9,280,173		$ 9,280,173		$ 9,280,173
CIK0001853021 Metals Acquisition Corp | Over-allotment option
Deferred Liabilities, Commitments and Contingencies
Underwriters option period													45 days		45 days
Number of units sold | shares											1,514,780	3,750,000	3,750,000		3,750,000
Proceeds from issuance of units											$ 15,147,800
Cash underwriting fees											302,956
Deferred underwriting discount percentage										3.50%
Proceeds from issuance initial public offering										$ 9,280,173
Deferred underwriting discount											$ 530,173
CIK0001853021 Metals Acquisition Corp | Legal Services Agreement
Deferred Liabilities, Commitments and Contingencies
Accrued fees													$ 4,168,087	517,611	$ 3,373,124
CIK0001853021 Metals Acquisition Corp | Tax Planning Services Agreement
Deferred Liabilities, Commitments and Contingencies
Deferred fees													$ 662,562	$ 0	$ 544,119